As Filed with the U.S. Securities and Exchange Commission on April 21, 2017
1933 Act File No. 002-99222
1940 Act File No. 811-04363

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 77 ☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑

Amendment No. 78 ☑
(Check appropriate box or boxes.)
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American Century Government Income Trust (Exact Name of Registrant as Specified in Charter)
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 21st day of April, 2017.

American Century Government Income Trust
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Trustee	April 21, 2017

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	April 21, 2017

* _________________________________ Tanya S. Beder	Trustee	April 21, 2017

* _________________________________ Jeremy I. Bulow	Trustee	April 21, 2017

* _________________________________ Anne Casscells	Trustee	April 21, 2017

* _________________________________ Ronald J. Gilson	Chairman of the Board and Trustee	April 21, 2017

* _________________________________ Frederick L.A. Grauer	Trustee	April 21, 2017

* _________________________________ Jonathan D. Levin	Trustee	April 21, 2017

SIGNATURES	TITLE	DATE

* _________________________________ Peter F. Pervere	Trustee	April 21, 2017

* _________________________________ John B. Shoven	Trustee	April 21, 2017

*By: /s/ Giles Walsh Giles Walsh Attorney in Fact

Pursuant to Power of Attorney, dated June 14, 2016 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 71 to the Registration Statement of American Century Municipal Trust on July 15, 2016, File No. 2-91229, and incorporated herein by reference).

Secretary’s Certificate, dated June 14, 2016 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 71 to the Registration Statement of American Century Municipal Trust on July 15, 2016, File No. 2-91229, and incorporated herein by reference).

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document